November 6, 2019

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	William Blair Funds (the “Registrant”)

Files Nos. 33-17463 and 811-05344

To the Commission:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on October 30, 2019 (Accession No. 0001193125-19-278761).

Please contact the undersigned at (312) 364-8895 if you have any questions.

Very truly yours,

/s/ Robert. J Toner